FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Data Regarding US Dollar and Euro Exchange Rate and Israeli CPI
Data regarding the US Dollar and Euro exchange rate and the Israeli CPI:

	Exchange	Exchange
	rate of one	rate of one	Israeli
	Dollar	Euro	CPI*
At December 31:
2018	NIS 3.748	NIS 4.292	223.33 points
2017	NIS 3.467	NIS 4.153	221.57 points
2016	NIS 3.845	NIS 4.044	220.68 points
Increase (decrease) during the year:
2018	8.1%	3.3%	0.8%
2017	(9.8)%	2.7%	0.4%
2016	(1.5)%	(4.8)%	(0.2)%

* Index for each reporting period's last month, on the basis of 1993 average = 100 points.

Schedule of Analysis of Linkage Terms of Financial Instruments Balances
Analysis of linkage terms of financial instruments balances

	December 31, 2018
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	*	*	416	416
Trade receivables**	54	14	588	656
Other receivables			11	11

Non- current assets
Trade receivables			260	260
Total assets	54	14	1,275	1,343

Current liabilities
Current maturities of notes payable and
borrowings			161	161
Trade payables**	126	14	571	711
Payables in respect of employees			73	73
Other payables			1	1

Non- current liabilities
Notes payable			1,012	1,012
Borrowings from banks			191	191
Total liabilities	126	14	2,009	2,149

* Representing an amount of less than one million.

In or linked to foreign currencies
New Israeli Shekels in millions
**Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	141
Set-off	(73)
Trade receivables, net	68

Trade payables gross amounts	213
Set-off	(73)
Trade payables, net	140

	December 31, 2017
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS linked to CPI	NIS unlinked	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	2	4		861	867
Short term deposits				150	150
Trade receivables*	62	34		712	808
Other receivables				9	9

Non- current assets
Trade receivables				232	232
Total assets	64	38		1,964	2,066

Current liabilities
Current maturities of notes payable and
borrowings			213	491	704
Trade payables*	143	32		612	787
Payables in respect of employees				78	78
Other payables				21	21

Non- current liabilities
Notes payable				972	972
Borrowings from banks and others				243	243
Total liabilities	143	32	213	2,417	2,805

In or linked to foreign currencies
New Israeli Shekels in millions
*Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	281
Set-off	(185)
Trade receivables, net	96

Trade payables gross amounts	360
Set-off	(185)
Trade payables, net	175

Schedule of Details Regarding Derivative Financial Instruments
The notional amounts of derivatives as of December 31, 2017 and 2018 are as follows, based on the amounts of currencies to be received, translated into NIS at the exchange rates prevailing at each of the reporting dates, respectively:

	New Israeli Shekels
	December 31
	2017	2018
	In millions
Embedded derivatives pay USD, receive NIS	3	1

Schedule of Maturities of Financial Liabilities
Maturities of financial liabilities as of December 31, 2018:

	2019	2020	2021	2022 to 2023	2024	Total
	New Israeli Shekels in millions
Principal payments of long term indebtedness:
Notes payable series D	109	109	109			327
Notes payable series F		159	159	318	158	794
Borrowing P	29	29	30	30		118
Borrowing Q	23	23	23	45	11	125
Expected interest payments of
long term borrowings and notes
payables	28	23	17	16	2	86
Trade and other payables	785					785
Total	974	343	338	409	171	2,235
Add offering expenses and discounts and premiums						2
						2,237

Schedule of Fair Values of Financial Instruments
Carrying amounts and fair values of financial assets and liabilities, and their categories:

		December 31, 2017			December 31, 2018
	Category	Carrying amount	Fair value	Interest rate used (***)	Carrying amount	Fair value	Interest rate used (***)
		New Israeli Shekels in millions
Assets
Cash and cash equivalents	AC	867	867		416	416
Short term deposits	AC	150	150
Trade receivables	AC	1,040	1,040	4.47%	916	916	4.52%
Other receivables (**)	AC	9	9		11	11
Liabilities
Notes payable series C	AC	213	219	Market quote
Notes payable series D	AC	435	443	Market quote	327	332	Market quote
Notes payable series F	AC	650	659	Market quote	794	786	Market quote
Trade and other payables (**)	AC	865	865		785	785
Borrowing K	AC	75	75	3.71%
Borrowing L	AC	200	200	4.25%
Borrowing O	AC	100	110	4.34%
Borrowing P	AC	125	125	2.38%	118	120	1.54%
Borrowing Q	AC	125	125	2.5%	125	127	2.05%
Interest payable (**)	AC	21	21		*	*
Derivative financial instruments	FVTPL
	Level 2	*	*		*	*

(*)	Representing an amount of less than NIS 1 million.
(**)	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
(***)
The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.